Stockholders’ equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders’ equity	Stockholders’ equity
Common and Preferred Stock
The Company is authorized to issue 430,000,000 shares of Common Stock, as well as 20,000,000 of shares of preferred stock, with a par value of $0.0001 per share (“Preferred Stock”). The figures below are presented giving effect to a retroactive application of the Business Combination which resulted in a conversion of the previous POINT Biopharma Inc. common shares to shares of Common Stock of the Company at a conversion ratio of approximately 3.59:1. The par value of previous POINT Biopharma Inc. common shares was $0.001. See Note 3 for additional details.
During the year ended December 31, 2021, the Company (a) issued 32,539,769 shares of Common Stock in connection with the Business Combination and PIPE Financing (see Note 3) and (b) issued 800,000 shares of common stock of POINT Biopharma Inc. (exchanged for 2,869,799 shares of Common Stock) in connection with the exercise of warrants and 18,000 shares of common stock of POINT Biopharma Inc. (exchanged for 64,570 shares of Common Stock) in connection with the exercise of stock options issued to a non-employee consultant, resulting in total cash proceeds of $20,450,000.
During the year ended December 31, 2020, the Company (a) issued 13,375,384 of shares of common stock of POINT Biopharma Inc. (exchanged for 47,980,765 shares of Common Stock) at $0.01 per share raising $133,754, (b) issued 1,058,500 shares of common stock of POINT Biopharma Inc. (exchanged for 3,797,096 shares of Common Stock) at $5.00 per share, raising $5,292,500, and (c) issued 800,000 of shares of common stock of POINT Biopharma Inc. (exchanged for 2,869,795 Common Stock) at $25 per share, raising $20,000,000, as part of the Series A private placement financing. In connection with the Series A private placement financing, the Company incurred costs and fees totaling $324,555 which have been recorded against the proceeds of the issuance.
As of December 31, 2021, the number of total issued and outstanding shares of Common Stock was 90,121,794 (December 31, 2020 – 54,647,656).
Each share of Common Stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, if any, as may be declared by the Company’s board of directors. During the year ended December 31, 2021, no cash dividends had been declared or paid by the Company (December 31, 2020 — $nil).
The Company’s board of directors has the authority to issue shares of Preferred Stock from time to time on terms it may determine, to divide shares of Preferred Stock into one or more series and to fix the designations, preferences, privileges, and restrictions of Preferred Stock, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preference, sinking fund terms, and the number of shares constituting any series or the designation of any series to the fullest extent permitted by the DGCL. During the year ended December 31, 2021, no shares of Preferred Stock have been issued by the Company (December 31, 2020 — nil).
Warrants
During the year ended December 31, 2020, in connection with the Series A private placement financing, the Company issued warrants to purchase an aggregate of 800,000 shares of common stock of POINT Biopharma Inc. to an institutional investor at an exercise price of $25.00 per share. The warrants were issued for no additional consideration, and the specified exercise prices of each warrant are subject to adjustment for share dividends, share splits, combination or other similar recapitalization transactions as provided under the terms of the warrants. The warrants were set to expire July 29, 2021. On January 28, 2021, the holder exercised the warrants and acquired 800,000 shares of common stock of POINT Biopharma Inc. (exchanged for 2,869,799 shares of Common Stock) and the Company received cash proceeds of $20,000,000.
The Company valued the warrants using the Black-Scholes-Merton option pricing model with the following inputs:

Year ended December 31, 2020
Risk-free interest rate	0.13%
Expected term (in years)	1
Expected volatility	65%
Expected dividend yield	0%
The allocation of the total proceeds between the common shares issued and the warrants was performed using the relative fair value method resulting in the recording of $2,526,320 to warrants within stockholders’ equity within the year ended December 31, 2020.